LVIP American Preservation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Fixed Income Fund–2.98%
✧American Funds®– Corporate Bond	1,829,480	$17,233,701
Total Affiliated Investment (Cost $17,046,222)		17,233,701

UNAFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Fixed Income Funds–94.04%
✧American Funds®-
Bond Fund of America	5,092,454	57,595,657
Intermediate Bond Fund of America	6,869,591	86,694,234
Mortgage Fund	6,527,685	57,770,007
Short Term Bond Fund of America	32,126,916	307,133,319
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	2,886,633	$34,610,729
		543,803,946
Money Market Fund–3.02%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 3.39%)	17,496,227	17,496,227
		17,496,227
Total Unaffiliated Investments (Cost $571,154,630)		561,300,173

TOTAL INVESTMENTS–100.04% (Cost $588,200,852)	578,533,874
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(238,585)
NET ASSETS APPLICABLE TO 62,673,325 SHARES OUTSTANDING–100.00%	$578,295,289

✧Class R-6 shares.
See accompanying notes.
LVIP American Preservation Fund–1

LVIP American Preservation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.98%@
Fixed Income Fund-2.98%@
✧American Funds® - Corporate Bond	$17,696,959	$454,947	$660,380	$2,497	$(260,322)	$17,233,701	1,829,480	$191,904	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧ Class R-6 shares.
LVIP American Preservation Fund–2